Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier I or core capital
Tier I or core capital, Actual Amount	$ 63,212	$ 56,314
Tier I or core capital, Actual Percent of Assets	9.68%	7.14%
Tier I or core capital, Required to be Adequately Capitalized Amount	26,123	31,560
Tier I or core capital, Required to be Adequately Capitalized Percent of Assets	4.00%	4.00%
Tier I or core capital, Excess Capital Amount	37,089	24,754
Tier I or core capital, Excess Capital Percent of Assets	5.68%	3.14%
Tier I or core capital, To Be Well Capitalized Under Prompt Corrective Actions Provisions Amount	32,653	39,450
Tier I or core capital, To Be Well Capitalized under Prompt Corrective Actions Provisions Percent of Assets	5.00%	5.00%
Tier I risk-based capital
Tier I risk-based capital, Actual Amount	63,212	56,314
Tier I risk-based capital, Actual Percent of Assets	14.23%	9.61%
Tier I risk-based capital, Required to be Adequately Capitalized Amount	17,770	23,441
Tier I risk-based capital, Required to be Adequately Capitalized Percent of Assets	4.00%	4.00%
Tier I risk-based capital, Excess Capital Amount	45,442	32,873
Tier I risk-based capital, Excess Capital Percent of Assets	10.23%	5.61%
Tier I risk-based capital, To Be Well Capitalized under Prompt Corrective Actions Provisions Amount	26,655	35,162
Tier I risk-based capital, To Be Well Capitalized Under Prompt Corrective Actions Provisions Percent of Assets	6.00%	6.00%
Risk-based capital to risk-weighted assets
Risk-based capital to risk-weighted assets, Actual Amount	68,963	63,639
Risk-based capital to risk-weighted assets, Actual Percent of Assets	15.52%	10.86%
Risk-based capital to risk-weighted assets, Required to be Adequately Capitalized Amount	35,540	46,883
Risk-based capital to risk-weighted assets, Required to be Adequately Capitalized Percent of Assets	8.00%	8.00%
Risk-based capital to risk-weighted assets, Excess Capital Amount	33,423	16,756
Risk-based capital to risk-weighted assets, Excess Capital Percent of Assets	7.52%	2.86%
Risk-based capital to risk-weighted assets, To Be Well Capitalized under Prompt Corrective Actions Provisions Amount	$ 44,425	$ 58,603
Risk-based capital to risk-weighted assets, To Be Well Capitalized under Prompt Corrective Actions Provisions Percent of Assets	10.00%	10.00%